Segment information	9 Months Ended
Sep. 30, 2020
Segment information
Segment information

5 Segment information

Three months ended September 30

in EUR k	Three months ended September 30, 2019
	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	4,833	6,805	—	11,638

Adjusted EBITDA	3,400	757	(4,917)	(760)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	—	150	276	426
Additions to intangible assets	1,672	—	578	2,250

Other segment information
Depreciation and amortization	281	542	789	1,612
Research and development expenses	—	—	2,011	2,011

in EUR k	Three months ended September 30, 2020
	Pharmaceutical	Diagnostics	Covid-19	Corporate	Total
Total Revenues from contracts with external customers	3,800	5,070	27,435	—	36,305

Adjusted EBITDA	871	(1,210)	9,516	(10,261)	(1,084)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	3	195	2,900	516	3,614
Additions to intangible assets	218	—	361	237	816

Other segment information
Depreciation and amortization	617	650	110	1,134	2,511
Research and development expenses	—	—	—	4,796	4,796

Nine months ended September 30

	Nine Months Ended September 30, 2019
in EUR k	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	13,531	20,028	—	33,559

Adjusted EBITDA	9,561	1,298	(14,922)	(4,063)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	179	419	668	1,266
Additions to intangible assets	3,458	—	1,908	5,366

Other segment information
Depreciation and amortization	794	1,627	2,040	4,461
Research and development expenses	—	—	6,119	6,119

	Nine Months Ended September 30, 2020
in EUR k	Pharmaceutical	Diagnostics	Covid-19	Corporate	Total
Total Revenues from contracts with external customers	12,290	16,309	29,530	—	58,129

Adjusted EBITDA	5,278	(2,736)	10,306	(26,369)	(13,521)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	304	585	5,400	2,352	8,641
Additions to intangible assets	3,072	—	888	821	4,781

Other segment information
Depreciation and amortization	1,688	1,757	164	3,334	6,943
Research and development expenses	—	—	—	10,606	10,606

Adjustments

Corporate expenses, depreciation and amortization, interest and similar income and expenses, as well as share-based payment expenses are not allocated to individual segments as the underlying instruments are managed on a group basis. Current taxes and deferred taxes are allocated to Corporate as they are also managed on a group basis.

Increases in corporate expenses for the three and nine months ended September 30, 2020 are mainly due to our continued international growth and business expansion.  The increase is also due to the costs of operating as a public company, such as additional legal, accounting, corporate governance and investor relations expenses, and higher directors' and officers' insurance premiums.

Corporate expenses for the three and nine months ended September 30, 2020 included expenses related to the July 2020 Offering as described in note 1 of EUR 105k and EUR 278k, respectively. Corporate expenses for the nine months ended September 30, 2019 also included real estate transfer tax of EUR 1,200k related to an intercompany sale of land and building.  No such expenses were incurred in the nine months ended September 30, 2020 (see note 7).

Capital expenditure consists of additions of property, plant and equipment, right-of-use assets and intangible assets. All of such assets are located in Germany, which is the country of the registered office of the Company, except for property, plant and equipment of EUR 552k  (December 31, 2019: EUR 286k) and right-of-use assets of EUR 792k (December 31, 2019: EUR 1,042k), which is located in the United States.

Reconciliation of segment Adjusted EBITDA to Group loss for the period

For the three months ended September 30	2019	2020
Reported segment Adjusted EBITDA	4,157	9,177
Corporate expenses	(4,917)	(10,261)
	(760)	(1,084)
Share-based payment expenses (Note 12)	(471)	(1,149)
Depreciation and amortization	(1,612)	(2,511)
Operating loss	(2,843)	(4,744)
Financial costs, net	(1,433)	(793)
Income taxes expenses	—	(103)
Loss for the three months ended September 30	(4,276)	(5,640)

For the nine months ended September 30	2019	2020
Reported segment Adjusted EBITDA	10,859	12,848
Corporate expenses	(14,922)	(26,369)
	(4,063)	(13,521)
Share-based payment expenses (Note 12)	(5,299)	(2,542)
Depreciation and amortization	(4,461)	(6,943)
Operating loss	(13,823)	(23,006)
Financial costs, net	(1,853)	(1,498)
Income taxes expenses	(163)	(232)
Loss for the nine months ended September 30	(15,839)	(24,736)